Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Commitments [abstract]
Future minimum sublease payments expected to be received under noncancellable sublease agreements	$ 14.5	$ 19.2
Sublease receivables	$ 3.6	$ 0.0